Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1-11677

03027957

JUL 25 2003

July 25, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 29 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PACCAR FINANCIAL CORP., Medium-Term Note, Series J due May 12, 2006 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 25, 2003. Tentative listing date – July 28, 2003.

Sincerely,

Parad Madho